Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Dec. 31, 2018	$ 1	$ 3	$ 8,696,166	$ (21,003,544)	$ (12,307,374)
Balance, shares at Dec. 31, 2018	1,334	3,409
Issuance of common stock		$ 1	499,999		500,000
Issuance of common stock, shares		279
Common stock issued to settle debt		$ 1	3,204,999		3,205,000
Common stock issued to settle debt, shares		1,000
Stock issuable for asset purchase			1,350,000		1,350,000
Stock issuable for asset purchase, shares
Issuance of restricted stock
Issuance of restricted stock, shares		118
Stock subscriptions			440,000		440,000
Share exchange with related party for Data443 additional share issuable			70,000		70,000
Cancellation of share due to settlement of lawsuit		$ (1)	1
Cancellation of share due to settlement of lawsuit, shares		(1,000)
Settlement of stock subscriptions
Settlement of stock subscriptions, shares		168
Warrants on stock subscriptions			83,334		83,334
Stock-based compensation			869,960		869,960
Stock-based compensation, shares
Adjustment of reverse stock split		$ 1	(1)
Adjustment of reverse stock split, shares		877
Net loss				(607,371)	(607,371)
Balance, value at Dec. 31, 2019	$ 1	$ 5	15,214,458	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	4,846
Issuance of restricted stock
Preferred stock issued for service	$ 5		158,639		158,644
Preferred stock issued for service , shares	4,666
Common stock issued for conversion of debt		$ 278	12,511,847		12,512,125
Common stock issued for conversion of debt, shares		278,294
Common stock issued in conjunction with convertible note
Common stock issued for exercised cashless warrant		$ 13	(13)
Common stock issued for exercised cashless warrant, shares		12,650
Warrant issued in conjunction with debts
Resolution of derivative liability upon exercise of warrant			300,387		300,387
Stock issued for acquisition		$ 1	(1)
Stock issued for acquisition , shares		1,232
Settlement of stock subscriptions	$ 144	$ 1	(145)
Settlement of stock subscriptions, shares	144,000	748
Warrants on stock subscriptions
Stock-based compensation		$ 6	473,930		473,936
Stock-based compensation, shares		6,218
Net loss				(14,254,335)	(14,254,335)
Balance, value at Sep. 30, 2020	$ 150	$ 304	28,659,102	(35,865,250)	(7,205,694)
Balance, shares at Sep. 30, 2020	150,000	303,988
Balance, value at Dec. 31, 2019	$ 1	$ 5	15,214,458	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	4,846
Issuance of common stock, shares		5,968
Common stock issued for asset purchase		$ 70	179,930		180,000
Common stock issued for asset purchase, shares		70,388
Beneficial conversion feature			517,500		517,500
Preferred stock issued for service - related party	$ 5		158,639		158,644
Preferred stock issued for service - related party, shares	4,666
Preferred stock issued for service , shares		14,357
Common stock issued for conversion of debt		$ 406	14,359,040		14,359,446
Common stock issued for conversion of debt, shares		406,475
Common stock issued for exercised cashless warrant		$ 19	(19)
Common stock issued for exercised cashless warrant, shares		19,006
Resolution of derivative liability upon exercise of warrant			406,856		406,856
Settlement of stock subscriptions	$ 144	$ 1	(145)
Settlement of stock subscriptions, shares	144,000	750
Stock-based compensation		$ 21	1,190,981		1,191,002
Stock-based compensation, shares		20,575
Net loss				(13,907,669)	(13,907,669)
Balance, value at Dec. 31, 2020	$ 150	$ 522	32,027,240	(35,518,584)	(3,490,672)
Balance, shares at Dec. 31, 2020	150,000	522,006
Balance, value at Jun. 30, 2020	$ 1	$ 80	20,242,548	(34,365,110)	(14,122,481)
Balance, shares at Jun. 30, 2020	1,334	80,054
Preferred stock issued for service	$ 5		158,639		158,644
Preferred stock issued for service , shares	4,666
Common stock issued for conversion of debt		$ 211	8,182,755		8,182,966
Common stock issued for conversion of debt, shares		211,284
Common stock issued for exercised cashless warrant		$ 13	(13)
Common stock issued for exercised cashless warrant, shares		12,650
Resolution of derivative liability upon exercise of warrant			300,387		300,387
Settlement of stock subscriptions	$ 144		(144)
Settlement of stock subscriptions, shares	144,000
Stock-based compensation			(225,070)		(225,070)
Net loss				(1,500,140)	(1,500,140)
Balance, value at Sep. 30, 2020	$ 150	$ 304	28,659,102	(35,865,250)	(7,205,694)
Balance, shares at Sep. 30, 2020	150,000	303,988
Balance, value at Dec. 31, 2020	$ 150	$ 522	32,027,240	(35,518,584)	(3,490,672)
Balance, shares at Dec. 31, 2020	150,000	522,006
Issuance of common stock		$ 83	846,718		846,801
Issuance of common stock, shares		83,336
Common stock issued for conversion of preferred stock		$ 72	624,914		624,986
Common stock issued for conversion of preferred stock, shares		71,678
Common stock issued for conversion of debt		$ 116	1,601,405		1,601,521
Common stock issued for conversion of debt, shares		115,860
Common stock issued in conjunction with convertible note		$ 11	133,652		133,663
Common stock issued in conjunction with convertible note, shares		11,298
Common stock issued for exercised cashless warrant		$ 9	(9)
Common stock issued for exercised cashless warrant, shares		8,923
Warrant issued in conjunction with debts			1,075,660		1,075,660
Resolution of derivative liability upon exercise of warrant			139,067		139,067
Settlement of stock subscriptions
Stock-based compensation		$ 10	785,747		785,757
Stock-based compensation, shares		9,793
Adjustment of reverse stock split		$ 7	(7)
Adjustment of reverse stock split, shares		6,624			6,624
Net loss				(4,711,541)	$ (4,711,541)
Balance, value at Sep. 30, 2021	$ 150	$ 830	37,234,387	(40,230,125)	(2,994,758)
Balance, shares at Sep. 30, 2021	150,000	829,518
Balance, value at Jun. 30, 2021	$ 150	$ 743	35,618,250	(39,249,677)	(3,630,534)
Balance, shares at Jun. 30, 2021	150,000	743,246
Common stock issued for conversion of preferred stock		$ 57	312,006		312,063
Common stock issued for conversion of preferred stock, shares		57,145
Common stock issued for conversion of debt		$ 14	78,249		78,263
Common stock issued for conversion of debt, shares		14,112
Common stock issued in conjunction with convertible note		$ 8	44,917		44,925
Common stock issued in conjunction with convertible note, shares		8,435
Warrant issued in conjunction with debts			1,075,660		1,075,660
Stock-based compensation		$ 1	105,312		105,313
Stock-based compensation, shares		625
Adjustment of reverse stock split		$ 7	(7)
Adjustment of reverse stock split, shares		5,955
Net loss				(980,448)	(980,448)
Balance, value at Sep. 30, 2021	$ 150	$ 830	$ 37,234,387	$ (40,230,125)	$ (2,994,758)
Balance, shares at Sep. 30, 2021	150,000	829,518